Share-based Payment - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2021 yr € / shares	Dec. 31, 2020 yr € / shares	Dec. 31, 2019 yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of warrants (years) | yr	6.0
Weighted average exercise price | € / shares	€ 122.03	€ 137.57	€ 97.01
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	48.00%	52.00%	52.00%
Risk-free interest rate	(0.54%)	(0.93%)	(0.77%)
Expected life of warrants (years) | yr		5.05	5.05
Fair value of warrants granted in the year | € / shares	€ 45.91	€ 48.43	€ 27.24
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	49.00%	55.00%	54.00%
Risk-free interest rate	(0.27%)	(0.32%)	(0.05%)
Expected life of warrants (years) | yr		7.10	7.10
Fair value of warrants granted in the year | € / shares	€ 64.28	€ 75.77	€ 55.64